Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares TrimTabs Float Shrink ETF (Prospectus Summary) | AdvisorShares TrimTabs Float Shrink ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES TRIMTABS FLOAT SHRINK ETF NYSE Arca Ticker: TTFS
Supplement [Text Block]	ck0001408970_SupplementTextblock

ADVISORSHARES TRUST

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF

NYSE Arca Ticker: TTFS

Supplement dated May 26, 2016

to the summary and statutory prospectuses (the “Prospectuses”) and

Statement of Additional Information (“SAI”) dated November 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI for the AdvisorShares TrimTabs Float Shrink ETF (the “Fund”) and should be read in conjunction with those documents.

Effective July 1, 2016, Wilshire Associates Incorporated (“Wilshire”) will replace TrimTabs Asset Management, LLC as investment sub-adviser to the Fund. In addition, the Fund’s name will change from AdvisorShares TrimTabs Float Shrink ETF to AdvisorShares Wilshire Buyback ETF and the Fund’s strategies will change as described below. Also effective July 1, 2016, the advisory fee paid by the Fund to AdvisorShares Investments, LLC (the “Advisor”), the investment adviser to the Fund, for its advisory services to the Fund will decrease from 0.99% of the Fund’s average daily net assets to 0.90%. The sub-advisory fee to be paid by the Advisor to Wilshire for its sub-advisory services to the Fund will be 0.55% of the Fund’s average daily net assets. Finally, the expense limitation for the Fund will decrease from 0.99% of the Fund’s average daily net assets to 0.90%.

As a result of these changes, effective July 1, 2016, all references in the Prospectuses and SAI to TrimTabs Asset Management, LLC will be deleted and replaced with Wilshire Associates Incorporated, all references to Sub-Advisor will refer to Wilshire, and all references to the TrimTabs Float Shrink ETF will be deleted and replaced with Wilshire Buyback ETF (unless the references relate to information about TrimTabs Asset Management, LLC for the period before July 1, 2016). Certain of the specific revisions to the Fund’s Prospectuses and SAI are set forth below.

PROSPECTUSES

Principal Investment Strategies

The “Principal Investment Strategies” section on page 2 will be replaced with the following:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market as represented by the Russell 3000 ® Index. The Fund seeks to achieve this goal by investing in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance. Based on extensive historical research, Wilshire Associates Incorporated (the “Sub-Advisor”) designed the following quantitative stock selection rules to make allocation decisions in the Fund’s portfolio.

The Sub-Advisor selects stocks in the Index based on the following criteria:

(i) reduction in outstanding shares

(ii) positive free cash flow generation

(iii) no increase in leverage

The Sub-Advisor uses a proprietary portfolio construction process, whereby each security is weighted according to the company’s “buyback strength signal”, a value between 0-1, which is calculated based on a normalized measure of the reduction rate of outstanding shares relative to all securities in the portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market as represented by the Russell 3000 ® Index. The Fund seeks to achieve this goal by investing in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance. Based on extensive historical research, Wilshire Associates Incorporated (the “Sub-Advisor”) designed the following quantitative stock selection rules to make allocation decisions in the Fund’s portfolio.

The Sub-Advisor selects stocks in the Index based on the following criteria:

(i) reduction in outstanding shares

(ii) positive free cash flow generation

(iii) no increase in leverage

The Sub-Advisor uses a proprietary portfolio construction process, whereby each security is weighted according to the company’s “buyback strength signal”, a value between 0-1, which is calculated based on a normalized measure of the reduction rate of outstanding shares relative to all securities in the portfolio.

Supplement Closing [Text Block]	ck0001408970_SupplementClosingTextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.